CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Temporary equity par value (usd per share)	$ 0.0001	$ 0.0001
Temporary equity, shares authorized (in shares)	20,000,000	130,133,670
Temporary equity, shares issued (in shares)	0	129,148,393
Temporary equity, shares outstanding (in shares)	0	129,148,393
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized (in shares)	400,000,000	158,918,093
Common shares, shares issued (in shares)	196,642,451	10,422,051
Common shares, shares outstanding (in shares)	196,642,451	10,422,051